Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives
Buildings	20 years
Leasehold improvements	Shorter of the lease term and the estimated useful lives of the assets
Motor vehicles	5 years
Equipment, fixture and furniture, and other fixed assets	2 - 10 years

Schedule of Amortization of finite-lived intangible assets
Trademark	10 years
Backlog	3 years
Customer relationship	5.5 years
Reacquired right	1 year